Property, plant and equipment (Schedule of Accumulated Depreciation of Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 16,970,832	$ 15,737,081
Depreciation expense	1,098,749	1,102,331
Balance at end of year	16,737,595	16,970,832
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,625,000	3,743,000
Balance at end of year	4,056,000	3,625,000
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,187,000	7,331,000
Balance at end of year	6,489,000	7,187,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	78,000	78,000
Balance at end of year	76,000	78,000
Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	64,000	57,000
Balance at end of year	64,000	64,000
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	19,591,000	18,659,000
Depreciation expense	1,099,000	1,102,000
Translation effects	(399,000)	(170,000)
Balance at end of year	20,291,000	19,591,000
Accumulated amortization [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,055,000	1,033,000
Depreciation expense	30,000	37,000
Translation effects	(3,000)	(15,000)
Balance at end of year	1,082,000	1,055,000
Accumulated amortization [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	18,380,000	17,474,000
Depreciation expense	1,063,000	1,057,000
Translation effects	(396,000)	(151,000)
Balance at end of year	19,047,000	18,380,000
Accumulated amortization [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	81,000	80,000
Depreciation expense	4,000	3,000
Translation effects	0	(2,000)
Balance at end of year	85,000	81,000
Accumulated amortization [Member] | Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	75,000	72,000
Depreciation expense	2,000	5,000
Translation effects	0	(2,000)
Balance at end of year	$ 77,000	$ 75,000